Schedule of Investments
(unaudited)
May 31, 2025
iShares
®
Short Treasury Bond ETF
1
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
0.25% , 09/30/25 ................... USD 337,723 $ 333,258,231
4.88% , 11/30/25 - 04/30/26 ............ 587,191 589,282,207
0.38% , 12/31/25 ................... 191,832 187,588,939
4.25% , 12/31/25 ................... 154,266 154,228,838
4.63% , 02/28/26 ................... 100,000 —
0.75% , 04/30/26 ................... 175,000 —
Total Long-Term Investments — 6 .3%
(Cost: $ 1,535,054,721 ) ............................ 1,264,358,215
Shares
Shares
Short-Term Securities
Money Market Funds — 9.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30%
(a) (b) (c)
................. 1,803,642,460 1,803,642,460
Total Money Market Funds — 9 .0%
(Cost: $ 1,803,642,460 ) ............................ 1,803,642,460
Par (000)
Pa r (000)
U.S. Treasury Obligations — 93.3%
U.S. Treasury Bills
(d)
4.25% , 06/03/25
(e)
.................. 23,122 23,119,285
4.34% , 06/05/25 ................... 349,060 348,936,146
4.29% , 06/10/25
(e)
.................. 525,811 525,315,854
4.33% , 06/12/25 ................... 384,070 383,616,913
4.32% , 06/17/25 ................... 208,780 208,410,820
4.30% , 06/20/25 ................... 51,520 51,411,006
4.32% , 06/24/25
(e)
.................. 208,893 208,352,472
4.30% , 06/26/25 ................... 107,569 107,265,745
4.30% , 07/01/25 ................... 209,560 208,846,991
4.27% , 07/03/25 ................... 333,490 332,278,907
4.29% , 07/08/25
(e)
.................. 366,157 364,613,449
4.26% , 07/10/25 ................... 647,015 644,128,996
4.28% , 07/15/25 ................... 361,642 359,819,520
4.32% , 07/17/25
(e)
.................. 623,338 620,047,873
4.30% , 07/22/25 ................... 618,258 614,633,503
4.31% , 07/24/25 ................... 865,182 859,899,484
4.31% , 07/29/25 ................... 304,406 302,365,539
4.29% , 07/31/25 ................... 628,362 624,008,457
4.31% , 08/05/25 ................... 199,298 197,793,729
4.40% , 08/07/25
(e)
.................. 480,264 476,539,553
4.36% , 08/12/25 ................... 489,925 485,830,862
4.36% , 08/14/25
(e)
.................. 803,855 796,944,355
4.33% , 08/19/25 ................... 438,783 434,757,887
4.37% , 08/21/25 ................... 644,925 638,857,489
4.31% , 08/26/25 ................... 657,654 651,078,813
4.33% , 08/28/25 ................... 313,107 309,899,682
4.30% , 09/02/25 ................... 387,620 383,433,130
4.30% , 09/04/25
(e)
.................. 422,161 417,509,452
4.31% , 09/09/25
(e)
.................. 387,379 382,881,867
4.21% , 09/11/25 ................... 113,127 111,795,376
4.34% , 09/16/25 ................... 292,977 289,335,260
4.23% , 09/18/25 ................... 155,074 153,115,020
4.33% , 09/23/25
(e)
.................. 245,261 242,009,108
4.21% , 09/25/25
(e)
.................. 558,637 551,147,205
4.34% , 09/30/25 ................... 50,000 49,301,598
4.19% , 10/02/25 ................... 1,103,066 1,087,384,581
4.13% , 10/09/25 ................... 636,476 626,942,652
4.19% , 10/16/25 ................... 353,530 347,941,619
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.18% , 10/23/25 ................... USD 351,189 $ 345,354,409
4.24% , 10/30/25
(e)
.................. 777,025 763,475,430
4.22% , 11/06/25
(e)
.................. 71,937 70,628,585
4.24% , 11/13/25
(e)
.................. 241,747 237,155,990
4.28% , 11/20/25 ................... 97,944 96,000,965
4.31% , 11/28/25 ................... 296,439 290,300,149
4.29% , 12/26/25 ................... 131,085 127,989,102
4.20% , 01/22/26
(e)
.................. 533,351 519,363,880
4.17% , 02/19/26
(e)
.................. 57,412 55,728,974
4.13% , 03/19/26
(e)
.................. 206,765 200,074,104
3.97% , 04/16/26 ................... 266,851 257,504,270
4.14% , 05/14/26
(e)
.................. 386,833 372,191,000
Total U.S. Treasury Obligations — 93 .3%
(Cost: $ 18,758,413,982 ) ............................ 18,757,337,056
Total Short-Term Securities — 102.3%
(Cost: $ 20,562,056,442 ) ............................ 20,560,979,516
Total Investments — 108 .6%
(Cost: $ 22,097,111,163 ) ............................ 21,825,337,731
Liabilities in Excess of Other Assets — (8.6) % ............. (1,723,392,812)
Net Assets — 100.0% ...............................
$ 20,101,944,919
(a)
Affiliate of the Fund.
(b)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(c)
Annualized 7-day yield as of period end.
(d)
Rates are discount rates or a range of discount rates as of period end.
(e)
All or a portion of this security is on loan.

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
Short Treasury Bond ETF
2
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
02/28/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/25
Shares
Held at
05/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 593,511,731 $ 1,210,130,729
(a)
$ — $ — $ — $ 1,803,642,460 1,803,642,460 $ 2,814,645
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 1,264,358,215 $ — $ 1,264,358,215
Short-Term Securities
Money Market Funds ...................................... 1,803,642,460 — — 1,803,642,460
U.S. Treasury Obligations ................................... — 18,757,337,056 — 18,757,337,056
$ 1,803,642,460 $ 20,021,695,271 $ — $ 21,825,337,731
Currency Abbreviation
USD United States Dollar